Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued wages and bonus	$ 52,998	$ 408,418
Research and development	122,233	35,708	$ 271,800
Accured offering costs and legal fees	1,505,253	29,512	10,000
Other accrued liabilities	154,573	110,247	12,091
Total accrued expenses and other current liabilities	$ 1,835,057	$ 583,885	$ 333,236